Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Variable Interest Entities [Abstract]
Investment [Table Text Block]
Balance at December 31, 2013	$10,425

Add: Income from investments in unconsolidated entities	1,503

Less: Cash distribution on investments in unconsolidated entities	(1,976)

Balance at March 31, 2014	$9,952

Balance at December 31, 2012	$13,000

Add: Income from investments in unconsolidated entities	2,779

Less: Cash distribution on investments in unconsolidated entities	(5,354)

Balance at December 31, 2013	$10,425

Equity Method Investments [Table Text Block]
	As of March 31, 2014 (in millions)		Three months ended March 31, 2014 (in millions)

Assets	$13.7	Revenue	$2.4
Liabilities	$2.3	Expenses	$0.6
Equity	$11.4	Net income	$1.8

	As of December 31, 2013 (in millions)		Year ended December 31, 2013 (in millions)

Assets	$13.7	Revenue	$8.0
Liabilities	$2.3	Expenses	$1.6
Equity	$11.4	Net income	$6.4